CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Interest and fees on loans	$ 21,412,469	$ 20,971,200
Interest and dividends on securities:
Taxable interest and dividends	2,744,643	1,892,623
Tax-exempt interest	2,040,412	1,467,394
Interest on federal funds sold	50,689	72,364
Interest on deposits in banks	82,716	71,134
Total interest income	26,330,929	24,474,715
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	1,050,138	1,443,579
Interest on other deposits	2,016,490	2,757,320
Interest on borrowed funds	1,069,988	1,194,636
Total interest expense	4,136,616	5,395,535
Net interest income	22,194,313	19,079,180
Provision for loan losses	1,228,016	1,468,359
Net interest income after provision for loan losses	20,966,297	17,610,821
OTHER INCOME
Service charges on deposit accounts	3,431,579	2,704,145
Other service charges and fees	2,426,759	1,653,270
Bank owned life insurance income	170,918	186,624
Loss on sale of other real estate	(55,426)	(78,845)
Other	349,922	136,781
Impairment loss on securities:
Total other-than-temporary impairment loss	0	(140,355)
Less: Portion of loss recognized in other comprehensive income	0	136,077
Net impairment loss recognized in earnings	0	(4,278)
Total other income	6,323,752	4,597,697
OTHER EXPENSE
Salaries	10,059,380	8,166,475
Employee benefits	1,941,330	1,512,609
Occupancy	1,797,347	1,355,766
Furniture and equipment	1,435,153	1,113,622
Supplies and printing	425,086	415,957
Professional and consulting fees	746,941	1,825,232
Marketing and public relations	329,362	353,145
FDIC and OCC assessments	681,540	811,145
Other	4,747,764	3,316,229
Total other expense	22,163,903	18,870,180
Income before income taxes	5,126,146	3,338,338
Income taxes	1,077,379	466,900
Net income	4,048,767	2,871,438
Preferred dividends and stock accretion	424,428	342,460
Net income applicable to common stockholders	$ 3,624,339	$ 2,528,978
Net income per share:
Basic	$ 1.31	$ 0.94
Diluted	$ 1.29	$ 0.93
Net income applicable to common stockholders:
Basic	$ 1.17	$ 0.83
Diluted	$ 1.16	$ 0.82